Net finance income (expense) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Finance income	$ 477	$ 516	$ 1,029	$ 981
Income from investments and marketable securities (Government Bonds)	380	424	812	757
Other finance income	97	92	217	224
Finance expenses	(2,932)	(868)	(4,004)	(1,712)
Interest on finance debt	(519)	(512)	(1,073)	(1,053)
Unwinding of discount on lease liability	(557)	(400)	(1,104)	(758)
Capitalized borrowing costs	383	318	759	589
Unwinding of discount on the provision for decommissioning costs	(258)	(219)	(530)	(431)
Other finance expenses (1)	(1,981)	(55)	(2,056)	(59)
Foreign exchange gains (losses) and indexation charges	(4,414)	331	(5,833)	88
Foreign exchange gains (losses) (2)	(3,540)	1,523	(4,421)	2,320
Reclassification of hedge accounting to the Statement of Income (2)	(600)	(1,078)	(1,297)	(2,232)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(318)	(397)	(388)	(429)
Recoverable taxes inflation indexation income	(145)	31	(96)	95
Other foreign exchange gains and indexation charges, net (1)	189	252	369	334
Total	$ (6,869)	$ (21)	$ (8,808)	$ (643)